Fixed Assets (Details) (USD $)	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2015	Jun. 30, 2013
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 345,691		$ 275,717
Less: accumulated depreciation	(7,759)		0
Property, Plant and Equipment, Net	337,932	2,303,080	275,717
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	6,728		0
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	315,951		275,717
Lab Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Lab Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 23,012	$ 1,131,741	$ 0
Property, Plant and Equipment, Useful Life	0 years